SEGMENT INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 3,467,626	$ 2,960,627	$ 1,654,356
Total long-lived assets	1,642,337	558,524
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	333,383	260,045	195,888
United Kingdom
Revenues generated by geographic location of customers' headquarter
Total net revenues	98,800	59,878	32,901
Total long-lived assets	115,797	6,934
France
Revenues generated by geographic location of customers' headquarter
Total net revenues	97,398	9,990	26,406
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	75,912	137,012	72,186
Netherlands
Revenues generated by geographic location of customers' headquarter
Total net revenues	12,859	9,166	12,882
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	8,246	1,125	16,135
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	40,168	42,874	35,378
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,750,000	1,795,490	588,279
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	903,748	604,537	215,262
Total long-lived assets	627,724	505
Canada.
Revenues generated by geographic location of customers' headquarter
Total net revenues	747,100	1,182,091	371,841
Total long-lived assets	300,482	29,236
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	99,152	8,862	1,176
Total long-lived assets	185,751	65,665
Asia
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,384,243	905,092	870,189
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	578,173	623,692	483,788
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	402,180	163,658	199,664
Total long-lived assets	412,583	456,184
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	262,536	63,817	68,731
Singapore
Revenues generated by geographic location of customers' headquarter
Total net revenues	24,131	18,021	36,743
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 117,223	$ 35,904	$ 81,263